Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation
9.	Taxation

The Company is subject to income taxes in the Netherlands and the United States.

Netherlands

No tax charge or income was recognized during the reporting periods since the Company is in a loss-making position and has a history of losses. As of December 31, 2023 the Company has Dutch tax loss carryforwards of $70.3 million. The 2023 and 2022 taxable amounts are not final as the 2023 and 2022 Dutch corporate income tax returns are still in draft. The 2021 Dutch corporate income tax return is final and has been filed in time.

As a result of the Dutch corporate income tax law, tax loss carryforwards are not subject to a time limitation and remain available for offset indefinitely. Actual utilization of these losses with taxable income in the future is however limited to 50% of the taxable amount that exceeds EUR 1 million.

The following table provides an overview of its unrecognized tax loss carryforwards by year:

(in thousands)	Loss per year
2017	$860
2018	2,749
2019	1,081
2020	—
2021	12,230
2022	269
2023	53,133
$70,322

In order to promote innovative technology development activities and investments in new technologies, a corporate income tax incentive has been introduced in Dutch tax law called the “Innovation Box.” The effective rate for Innovation Box profits is 9%. The Company applied for the Innovation Box and its request is currently under final review with the Dutch Tax Authorities. For tax purposes, the Company expensed capitalized IP development costs of $14.8 million in the year ended December 31, 2023 and the Company capitalized IP development costs of $27.8 million and $33.9 million in its draft tax return for the year ended 2022 and final tax return for the year ended 2021, respectively. In total, $72.1 million of IP development costs was capitalized. This amount will reduce future taxable income due to future tax amortization of capitalized IP development costs. The deferred tax asset in this regard has not been recognized.

Deferred income tax assets can only be recognized for tax losses and capitalization of IP development costs for Dutch corporate tax purposes to the extent that the realization of the related tax benefit through future taxable profits is probable. The Company recognizes deferred tax assets arising from unused tax losses or tax credits only to the extent there is convincing other evidence that sufficient taxable profit will be available against which the unused tax losses or unused tax credits can be utilized by us. Management concluded that there is not sufficient probability as per IAS 12, Income Taxes, that there will be future taxable profits available in the foreseeable future against which the unused tax losses and deduction of capitalized IP development costs can be used; therefore, a deferred tax asset has not been recognized.

The statute of limitation in the Netherlands is five years, starting from the day after the end of the tax year and prolonged with any extensions granted for filing the corporate income tax returns. The tax authorities are allowed to audit years for which a final assessment has already been imposed. Since the Company’s inception was in 2016, all tax years are currently open for an audit by the Dutch tax authorities.

United States

A tax charge was recognized during the reporting periods due to the U.S. profitable position. The activities of LAVA Therapeutics, Inc. are limited and regard only to the CEO, CFO and CMO for LAVA Therapeutics N.V. and related staff who are domiciled in the U.S. The remuneration of LAVA Therapeutics, Inc. is based on the costs incurred for the services rendered including a profit mark-up.

Reconciliation of income tax expense at statutory tax rate and the income expenses as reported in the consolidated statement of loss and other comprehensive income is as follows:

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Loss before income tax	$(41,695)	$(31,658)	$(42,198)
Computed 25.8% tax on Loss (2022: 25.8% 2021: 25%)	(10,757)	(8,168)	(10,549)

Tax effect of:
Non-deductible costs	1,268	1,080	982
Difference in overseas tax rates	75	72	46
Change in unrecognized deferred tax asset	9,693	7,265	9,678
Total corporate tax	$279	$249	$157

Effective tax rate	0.7%	0.8%	0.4%

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Current tax on result	$279	$249	$139
Deferred tax prior years	—	—	18
Total corporate tax expense	$279	$249	$157

On the basis of the 2023 annual accounts, there are accounting-to-tax differences of $9.7 million. These differences primarily relate to the amortization of IP development costs capitalized for Dutch corporate income tax purposes in preceding years, the capitalization of IP development costs incurred in 2023 for Dutch corporate income tax purposes and IFRS 16 lease amounts. Other differences relate to non-deductible share-

based payment expenses, expenses which were treated as non-deductible for Dutch corporate income tax purposes and other non-deductible mixed expenses.

Recognized deferred tax assets and liabilities

Deferred tax assets and liabilities have been recognized in respect of the following items related to the temporary differences of the IFRS 16 Leases.

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Deferred Tax Asset - Lease Liability	$230	$168	$125
Deferred Tax Liability - Lease Right-of-use assets	(230)	(168)	(125)
Total net deferred tax asset	$—	$—	$—

The valuation of the deferred tax asset on the lease liability was maximized to the value of the corresponding deferred tax liability on the lease right of use assets. The unrecognized part of the deferred tax asset on the lease liability is included in the item deductible temporary differences of the unrecognized deferred tax assets as presented below, because it is not probable that future taxable profit will be available against which the Company can use the benefit therefrom.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit will be available against which the Company can use the benefit therefrom.

	For the Year Ended December 31,
(in thousands)	2023	2022	2021
Deductible temporary differences	$86,887	$83,933	$59,683
Tax losses	70,322	5,900	5,746
Total unrecognized deferred tax assets	$157,209	$89,833	$65,429

Total tax effect 25.8% (2022: 25.8% 2021: 25%)	$40,560	$23,177	$16,357